Nature of Business and Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Nature of Business and Subsequent Event
Nature of Business and Subsequent Event

1.    Nature of Business and Subsequent Event

Business

Landcadia Holdings III, Inc., (the “Company,” “we,” “us” or “our”), was formed as Automalyst LLC, a Delaware limited liability company on March 13, 2018 and converted into a Delaware corporation on August 24, 2020. We consummated an initial public offering (“Public Offering”) on October 14, 2020.

The Company has not had any significant operations to date. The Company was formed to effect a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On January 24, 2021, we entered into an Agreement and Plan of Merger with HMAN Group Holdings Inc., a Delaware corporation (“Hillman”).

All activity through June 30, 2021 relates to the Company’s formation and Public Offering, which is described below, identifying a target company for a Business Combination and the consummation of a transaction with Hillman.

Sponsors

The Company’s sponsors were TJF, LLC (“TJF”) and Jefferies Financial Group Inc. (“JFG” and together with TJF, the “Sponsors”). TJF is wholly owned by Tilman J. Fertitta, the Company’s former Co-Chairman and Chief Executive Officer.

Financing

The Company financed its Business Combination in part with proceeds from its $500,000,000 Public Offering and $12,000,000 private placement (the “Private Placement”) of private placement warrants (the “Sponsor Warrants”), see Notes 4 and 5. The registration statement for the Public Offering was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on October 8, 2020. The Company consummated the Public Offering of 50,000,000 units (the “Units”), at $10.00 per Unit on October 14, 2020, generating gross proceeds of $500,000,000. Simultaneously with the closing of the Public Offering, the Company consummated the Private Placement of an aggregate of 8,000,000 Sponsor Warrants at a price of $1.50 per Sponsor Warrant, generating proceeds of $12,000,000. Upon the closing of the Public Offering and Private Placement, $500,000,000 from the net proceeds of the sale of the Units in the Public Offering and the Private Placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The underwriters did not exercise their option to purchase additional units.

Trust Account

The proceeds held in the Trust Account can only be invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations.

The Company’s second amended and restated certificate of incorporation (the “Charter”) provides that, other than the withdrawal of interest to pay tax obligations (less up to $100,000 interest to pay dissolution expenses), none of the funds held in the Trust Account will be released until the earliest of: (i) the completion of the Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units sold in the Public Offering (“Public Shares”) properly submitted in connection with a stockholder vote to amend the Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination by October 14, 2022 (within 24 months from the closing of the Public Offering ); or to provide for redemption in connection with a Business Combination; or (iii) the redemption of the Public Shares if the Company is unable to complete the Business Combination within 24 months from the closing of the Public Offering, subject to applicable law. The Company’s third amended and restated certificate of incorporation became effective upon closing of the Business Combination on July 14, 2021.

Initial Business Combination

The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Public Offering and Private Placement, although substantially all of the net proceeds were intended to be applied generally toward consummating a Business Combination. The Company completed its initial Business Combination having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the Company’s signing a definitive agreement in connection with an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Sponsors and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to the shares of Class B common stock, par value $0.0001 per share, of the Company (“Founder Shares”) and Public Shares held by them in connection with the completion of the Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a stockholder vote to approve an amendment to the Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination by October 14, 2022, or to provide for redemption in connection with a Business Combination and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete a Business Combination by October 14, 2022, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete a Business Combination within the prescribed time frame; and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the Public Offering (including in open market and privately-negotiated transactions) in favor of the Business Combination.

The Company, after signing a definitive agreement for the Business Combination, sought stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the Trust Account and not previously released to the Company to pay its taxes. The decision as to whether the Company would seek stockholder approval of the Business Combination or allow stockholders to sell their shares in a tender offer was made by the Company, solely in its discretion, and was based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. However, in no event would the Company redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not have proceeded with the redemption of the Public Shares and the related Business Combination, and instead would have searched for an alternate Business Combination. On July 13, 2021, the Company held a special meeting of it’s stockholders in which the majority of the Company’s stockholders voted to approve the Business Combination. There were no stockholder redemptions of public shares in connection with the Business Combination

Notwithstanding the foregoing redemption rights, when the Company sought stockholder approval of the Business Combination and it did not conduct redemptions in connection with the Business Combination pursuant to the tender offer rules, the Charter provided that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act of 1934, as amended (the “Exchange Act”)), would be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in the Public Offering, without the Company’s prior consent.

The Public Shares have been recorded at their redemption amount and classified as temporary equity (“Redeemable Shares”), in accordance with the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 480, “Distinguishing Liabilities from Equity.” The amount in the Trust Account was initially $10.00 per Public Share ($500,000,000 held in the Trust Account divided by 50,000,000 Public Shares). See Note 2.

The Company had until October 14, 2022, to complete the Business Combination. If the Company did not complete the Business Combination within this period of time, it would have (i) ceased all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeemed the Public Shares for a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolved and liquidated, subject in each case to the Company’s obligations under Delaware law to provide for claims to creditors and the requirements of other applicable law. The Sponsors and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete its Business Combination by October 14, 2022; however, the Sponsors, officers and directors are entitled to liquidating distributions from the Trust Account with respect to Public Shares held by them if the Company does not complete the Business Combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

Pursuant to the letter agreement referenced above, the Sponsors, officers and directors agreed that, if the Company submitted the Business Combination to the Company’s public stockholders for a vote, such parties would vote their Founder Shares and any Public Shares they owned in favor of the Business Combination. All such shares voted to approve the Business Combination.

Subsequent Events

On July 14, 2021 (the “Closing Date”), the Company consummated the previously announced business combination (the “Closing”) pursuant to the terms of the Agreement and Plan of Merger, dated as of January 24, 2021 (as amended on March 12, 2021, and as it may be further amended or supplemented from time to time, the “Merger Agreement”), by and among Landcadia, Helios Sun Merger Sub, a wholly-owned subsidiary of Landcadia (“Merger Sub”), HMAN Group Holdings Inc., a Delaware corporation (“Hillman Holdco”) and CCMP Sellers’ Representative, LLC, a Delaware limited liability company in its capacity as the Stockholder Representative thereunder (the “Stockholder Representative”). Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Hillman Holdco with Hillman Holdco surviving the merger as a wholly owned subsidiary of New Hillman, which was renamed “Hillman Solutions Corp.” (the “Merger” and together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).

In accordance with the terms and subject to the conditions set forth in the Merger Agreement, the Company paid aggregate consideration in the form of New Hillman common stock calculated as described herein and equal to a value of approximately (i) $911,300,000 plus (ii) $28,280,000, such amount being the value of 2,828,000 shares of Class B common stock of Landcadia, valued at $10.00 per share, that TJF, LLC (“TJF Sponsor”) and Jefferies Financial Group Inc., (“JFG Sponsor” and, together with TJF Sponsor, the “Sponsors”) agreed to forfeit at the Closing. Pursuant to the Amended and Restated Letter Agreement, dated as of January 24, 2021 (the “A&R Letter Agreement”), by and among Landcadia, its officers, its directors, and the Sponsors, the Sponsors forfeited a total of 3,828,000 shares of Landcadia Class B common stock (the “Sponsor Forfeited Shares”), with 2,828,000 shares being forfeited by the Sponsors on a basis pro rata with their ownership of Landcadia and 1,000,000 additional shares being forfeited by the TJF Sponsor. See Note 6 for further information.

We have evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the financial statements, other than those included herein.

Fiscal Year End

The Company has a December 31 fiscal year-end.

LANDCADIA HOLDINGS III, INC.

NOTES TO FINANCIAL STATEMENTS

1.    Nature of Business

Business

Landcadia III Holdings, Inc., (the “Company”), was formed as Automalyst LLC, a Delaware limited liability company on March 13, 2018 and converted into a Delaware corporation of August 24, 2020. We consummated an initial public offering (“Public Offering”) on October 14, 2020.

The Company has not had any significant operations to date. The Company was formed to effect a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On, January 24, 2021 we entered into an Agreement and Plan of Merger with HMAN Group Holdings Inc., a Delaware corporation (“Hillman”).

There is no assurance that the Company’s plans to consummate a Business Combination will be successful.

All activity through December 31, 2020 relates to the Company’s formation and its initial public offering of units (the “Public Offering”), which is described below.

Sponsors

The Company’s sponsors are TJF LLC (“TJF”) and Jefferies Financial Group Inc. (“JFG” and, together with TJF, the “Sponsors”). TJF is wholly owned by Tilman J. Fertitta, the Company’s Co-Chairman and Chief Executive Officer.

Financing

The Company intends to finance its Business Combination in part with proceeds from its $500,000,000 Public Offering and $12,000,000 private placement (the “Private Placement”) of private placement warrants (the “Sponsor Warrants”), see Notes 4 and 5. The registration statement for the Public Offering was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on October 8, 2020. The Company consummated the Public Offering of 50,000,000 units (the “Units”), at $10.00 per Unit on October 14, 2020, generating gross proceeds of $500,000,000. Simultaneously with the closing of the Public Offering, the Company consummated the Private Placement of an aggregate of 8,000,000 Sponsor Warrants at a price of $1.50 per Sponsor Warrant, generating proceeds of $12,000,000. Upon the closing of the Public Offering and Private Placement, $500,000,000 from the net proceeds of the sale of the Units in the Public Offering and the Private Placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The underwriters did not exercise their option to purchase additional units.

Trust Account

The proceeds held in the Trust Account can only be invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations.

The Company’s second amended and restated certificate of incorporation (the “Charter”) provides that, other than the withdrawal of interest to pay tax obligations (less up to $100,000 interest to pay dissolution expenses), none of the funds held in the Trust Account will be released until the earliest of: (i) the completion of the Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units being sold in the Public Offering (“Public Shares”) properly submitted in connection with a stockholder vote to amend the Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination by October 14, 2022 (within 24 months from the closing of the

Public Offering); or to provide for redemption in connection with a Business Combination; or (iii) the redemption of the Public Shares if the Company is unable to complete the Business Combination by October 14, 2022, subject to applicable law.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the Company’s signing a definitive agreement in connection with an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Sponsors and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a stockholder vote to approve an amendment to the Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination by October 14, 2022, or to provide for redemption in connection with a Business Combination and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete a Business Combination by October 14, 2022, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete a Business Combination within the prescribed time frame; and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the Public Offering (including in open market and privately-negotiated transactions) in favor of the Business Combination.

The Company, after signing a definitive agreement for the Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the Trust Account and not previously released to the Company to pay its taxes, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the Trust Account and not previously released to the Company to pay its taxes. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete the Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of the Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of the Business Combination and it does not conduct redemptions in connection with the Business Combination pursuant to the tender offer rules, the Charter provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in the Public Offering, without the Company’s prior consent.

The Public Shares have been recorded at their redemption amount and classified as temporary equity (“Redeemable Shares”), in accordance with the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 480, “Distinguishing

Liabilities from Equity.” The amount in the Trust Account was initially $10.00 per Public Share ($500,000,000 held in the Trust Account divided by 50,000,000 Public Shares). See Note 3.

The Company will have until October 14, 2022, to complete the Business Combination. If the Company does not complete the Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims to creditors and the requirements of other applicable law. The Sponsors and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete its Business Combination by October 14, 2022; however, the Sponsors, officers and directors are entitled to liquidating distributions from the Trust Account with respect to Public Shares held by them if the Company does not complete the Business Combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

Pursuant to the letter agreement referenced above, the Sponsors, officers and directors agreed that, if the Company submits the Business Combination to the Company’s public stockholders for a vote, such parties will vote their Founder Shares and any Public Shares in favor of the Business Combination.

Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the financial statements, other than those included herein.

Fiscal Year End

The Company has a December 31 fiscal year-end.